787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 11, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Money Market Portfolio, a series of BlackRock Series Fund, Inc.
(File No. 2-69062 and File No. 811-03091)

Ladies and Gentlemen:

On behalf of BlackRock Series Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 1, 2015, to the Prospectus, dated May 1, 2015, for BlackRock Money Market Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated June 1, 2015 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 202-303-1285.

Very truly yours,

/s/ Anne C. Choe
Anne C. Choe

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC